INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets And Deferred Tax Liabilities

The components of deferred tax assets and deferred tax liabilities as of December 31, 2013 and December 31, 2012 are as follows:

	DECEMBER 31,
	2013	2012
Deferred tax assets
Net operating loss carryforwards	$4,678,000	$2,199,000
Stock compensation	21,000	12,000
Research tax credit	636,000	294,000
Accrued expenses	151,000	92,000
Valuation allowance	(5,430,000)	(2,596,000)

Total deferred tax assets, net of valuation allowance	56,000	1,000

Deferred tax liabilities
Property and equipment	(4,000)	(1,000)
Section 481(a) adjustment accrued expenses	(52,000)	—

Total deferred tax liabilities	(56,000)	(1,000)

Net deferred tax assets	$—	$—

Reconciliation of Statutory Tax Rates And Effective Tax Rates

A reconciliation of the statutory tax rates and the effective tax rates for the years ended December 31, 2013 and 2012 are as follows:

	DECEMBER 31,
	2013	2012
	RATE	RATE
Federal tax	34.0%	34.0%
State tax	5.8%	5.8%
Permanent items	(6.7)%	(4.0)%

Valuation allowance	(33.1)%	(35.8)%

Net	0.0%	0.0%